Other current and non-current assets	12 Months Ended
Dec. 31, 2018
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Other current and non-current assets
14.	Other current and non-current assets

	December 31, 2018	December 31, 2017
Other current assets
Prepayments and advances	4,778	4,049
Input VAT and other taxes recoverable	3,758	3,413
Other current assets	137	127

Total prepayments and other current assets	8,673	7,589

	December 31, 2018	December 31, 2017
Other non-current assets
Deferred assets from sale and lease back	241	273
Other non-current assets	389	485

Total other non-current assets	630	758

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales.

Provision for advances issued of RUB 89 million, reversal of provision of RUB 11 million and provision of RUB 185 million were included in Administrative and other operating expenses in the consolidated statement of profit (loss) and other comprehensive income for the year ended December 31, 2018, 2017 and 2016.